Income Taxes (Details) - Schedule of Deferred Income Tax Assets and Liabilities - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of Deferred Income Tax Assets and Liabilities [Abstract]
Tax loss carry forward	$ 652,985	$ 552,828
Allowance for doubtful account - accounts receivable	218,886	228,944
Allowance for doubtful account – prepayment, receivable and other current assets	67,855	71,151
Impairment provision for inventory	22,426	23,881
Allowance for deferred tax assets	(962,152)	(876,804)
Total